Inventory (Tables)	3 Months Ended	15 Months Ended
	Mar. 29, 2014	Mar. 29, 2014
Schedule of Inventory, Current [Table Text Block]
	March 29, 2014	December 28, 2013
CRAiLAR fiber	$163,061	$186,464
Decorticated fiber	296,075	252,263
Raw flax fiber feedstock	249,218	369,590
Other	167,884	136,723
	$876,238	$945,040

	December 28, 2013	December 31, 2012
CRAiLAR fiber	$186,464	$-
Decorticated fiber	252,263	51,504
Flax seed	-	1,172,155
Raw flax fiber feedstock	369,590	1,680,993
Other	136,723	-
	$945,040	$2,904,652

Schedule of Inventory Write-downs [Table Text Block]
	December 28, 2013	December 31, 2012
CRAiLAR fiber	$274,297	$-
Decorticated fiber	196,861	-
Flax seed	1,891,217	303,663
Raw flax fiber feedstock	2,279,887	-
	$4,642,262	$303,663